Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables And Accruals [Abstract]
Salary and welfare payables	¥ 124,137		¥ 148,337
Accrued marketing expenses	120,269		16,133
Accrued rental expenses	51,087		33,693
Accrued service fees	94,789		13,595
Other tax liabilities	29,872		9,915
Advanced deposits	6,650		6,081
Refund liability	6,625		2,452
Payables for leasehold improvement and intangible assets	4,911		2,180
American Depositary Receipt commission - within one year	3,482
Payables to educational institutions	6,024
Payables for share repurchase	857
Other payables	6,581		3,514
Total	¥ 455,284	$ 66,218	¥ 235,900